Wells, pipelines, properties, plant and equipment, net - Summary of Impairment or Reversal of Impairment of Fixed Assets (Detail) - Pemex industrial transformation [member] $ in Thousands	6 Months Ended
Jun. 30, 2018 MXN ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	$ 62,134,179
Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	41,290,257
Madero refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	$ 20,843,922